Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2023	$ 56,798	$ 73,108,399	$ (97,704,625)	$ 1,970,765	$ (22,568,663)
Balance, shares at Dec. 31, 2023	21,667,738
Common stock issued	$ 8,482	(8,482)
Common stock issued, shares	3,332,305
Stock-based compensation		1,275,425			1,275,425
Net loss			(50,715,696)		(50,715,696)
Foreign currency Translation adjustment,		(913)		3,239,829	3,238,916
Balances at Dec. 31, 2024	$ 65,280	74,374,429	(148,420,321)	5,210,594	(68,770,018)
Balance, shares at Dec. 31, 2024	25,000,043
Stock-based compensation		7,824,176			7,824,176
Net loss			(46,236,849)		(46,236,849)
Foreign currency Translation adjustment,				(1,143,533)	(1,143,533)
Common stock issued through IPO	$ 11,580	20,290,650			20,302,230
Common stock issued through IPO, shares	4,444,445
Conversion of shareholder loan into common shares	$ 38,776	73,499,761			73,538,537
Conversion of shareholder loan into common shares, shares	14,782,149
Preference shares - redeemed
Extinguishment of Debt		(3,838,715)			(3,838,715)
IPO and share issuance direct costs		(5,276,018)			(5,276,018)
Share issue	$ 18,000	13,482,000			13,500,000
Share issue, shares	9,000,000
Warrants issued	$ 4,184	3,133,393			3,137,577
Warrants issued, shares	2,091,717
Balances at Dec. 31, 2025	$ 137,820	$ 183,489,676	$ (194,657,170)	$ 4,067,061	$ (6,962,613)
Balance, shares at Dec. 31, 2025	55,318,354